UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
High Yield Municipal
Fund
A Series of Franklin Municipal Securities Trust
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended February 28, 2023, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and higher personal consumption. Although
U.S. gross domestic product contracted in 2022’s first
and second quarters given declines in inventory and
business investment, it grew in the remainder of the year
as the trade deficit narrowed and consumer spending
continued to expand. Inflation rose through June 2022,
largely due to pandemic-related supply-chain issues and
higher energy prices exacerbated by Russia’s invasion of
Ukraine. However, inflation eased later in the period due to intervention by the U.S. Federal Reserve (Fed) and falling
commodity prices.
To combat high inflation, the Fed ended monthly asset
purchases in March 2022 and raised the federal funds rate
at every meeting during the 12-month reporting period,
increasing it by a total of 4.50% (from a range of 0.00%–
0.25% to 4.50%–4.75% by period-end). The Fed also
stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed
securities holdings, and it anticipated ongoing federal funds rate increases would be appropriate to return inflation to its
2% goal.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -5.10%
total return, influenced by fixed income market volatility
and tighter monetary policy, resulting in net outflows from
municipals, though demand has been strong so far in 2023.
1
Despite mixed signs from the U.S. economy, municipal
bond fundamentals remained strong due to prudent fiscal
management and many issuers reporting budget surpluses
for 2022 in addition to federal government transfers.
Franklin California High Yield Municipal Fund’s annual report includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and often diversification from other types of investments. Despite periods of volatility, municipal bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin California High Yield Municipal Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin California High Yield Municipal Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 32
Notes to Financial Statements 36
Report of Independent Registered
Public Accounting Firm 45
Tax Information 46
Board Members and Officers 47
Shareholder Information 52
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
A NNUAL REPORT
Franklin California High Yield Municipal Fund
This annual report for Franklin California High Yield
Municipal Fund covers the fiscal year ended February 28,
2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level
of income exempt from federal and California personal
income taxes by normally investing at least 80% of its
net assets in municipal securities in any rating category,
including securities rated below investment grade, that pay
interest free from such taxes.

Its secondary goal is capital
appreciation to the extent possible and consistent with its
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.02 on February 28, 2022, to
$9.69 on February 28, 2023.

The Fund’s Class A shares
paid dividends totaling 33.7194 cents per share for the
reporting period. The Performance Summary beginning
on page 5 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 3.18%,
based on an annualization of February’s 2.6647 cents per
share monthly dividend and the maximum offering price
of $10.07 on February 28, 2023. An investor in the 2023
maximum combined effective federal and California personal
income tax bracket of 53.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 6.78% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
During the 12 months ending February 28, 2023, the U.S.
Federal Reserve (Fed) continued to battle surging inflation, which started to come down from its peak of 9.1% year-
over-year in June 2022. After hiking the federal funds rate
by 75 basis points (bps) at each of its meetings from May
through November 2022, the Fed decreased the size of its
increases to 50 bps in December and 25 bps in February
2023. Despite investor optimism late in 2022 that peak
hawkishness had been reached, a surprisingly resilient labor market in early 2023 dampened confidence that inflation
would quickly return to the Fed’s 2% target.
The municipal bond (muni) market witnessed a very
challenging year in 2022 as the Fed’s monetary policy
tightening put downward pressure on this long-duration
sector. High levels of volatility resulted in significant outflows from muni retail vehicles until the end of 2022. The first two months of 2023 saw a reversal of this trend, with strong
investor demand meeting reduced supply and leading to
positive absolute returns year-to-date. Credit fundamentals
remained strong, as many issuers benefited from federal
aid received during the COVID-19 crisis and from the
subsequent economic recovery.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by
the Standard & Poor’s
®
500 Index, which posted a -7.72%
total return for the period.
3
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted
a -5.10% total return, while U.S. Treasuries, as measured by the Bloomberg U.S. Treasury Index, posted a -10.08% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -10.43% total return.

State Update
California’s large, diverse economy slowed during the
12-month period, although economic growth surpassed the
national rate and rebounded in the third quarter of 2022.
The state’s economy is more volatile than other states
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 14 .

Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
and tends to contract further during economic downturns.
California’s unemployment rate began the period at 4.7%
and ended at 4.3%, compared with the 3.6% national rate.
Although reserves and liquidity reached historic highs,
state revenues lagged the fiscal 2023 forecast as personal
income tax collections declined and the falling stock market decreased capital gains taxes. Income taxes are the state's
primary source of general fund revenue, consisting primarily of taxes on the highest earners, including capital gains.
California’s net tax-supported debt was $2,458 per capita
and 3.2% of personal income, compared with the $1,179
and 2.1% national medians, respectively.

Independent
credit rating agency Moody’s Investors Service assigned
California’s general obligations bonds’ an Aa2 rating with
a stable outlook.
5
The rating reflected Moody’s view of the
state’s large and diverse economy, healthy budget reserves
and strong liquidity. Moody’s also noted challenges, including high revenue volatility given the state’s disproportionate
dependence on income taxes, constrained flexibility to adjust spending and raise revenue, and above-average debt and
fixed cost burdens.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
time horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/23
% of Total
Investments *
Special Tax 25.30%
Housing 17.04%
Transportation 16.91%
Education 11.34%
Local 7.66%
Health Care 7.62%
Industrial Dev. Revenue and Pollution Control 5.64%
Utilities 2.79%
Other Revenue Bonds 2.47%
Refunded 2.13%
State General Obligation 0.85%
Lease 0.25%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2023
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -9.03% -12.44%
5-Year +7.29% +0.65%
10-Year +30.53% +2.31%
Advisor
1-Year -8.80% -8.80%
5-Year +8.34% +1.62%
10-Year + 32.58% +2.86%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.18% 6.78% 3.22% 6.87%
Advisor 3.54% 7.55% 3.60% 7.68%
See page 7 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
( 2/28/13–2/28/23 )

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and trans-
portation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond California Exempt Index is the California component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.337194
A1 $0.352199
C $0.296775
R6 $0.366330
Advisor $0.362149
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $988.20 $4.50 $1,020.27 $4.57 0.91%
A1 $1,000 $988.90 $3.75 $1,021.02 $3.81 0.76%
C $1,000 $986.30 $6.43 $1,018.32 $6.53 1.31%
R6 $1,000 $988.60 $3.03 $1,021.75 $3.08 0.61%
Advisor $1,000 $988.40 $3.28 $1,021.50 $3.33 0.66%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.02 $11.49 $10.81 $11.10 $10.70
Income from investment operations
c
:
Net investment income
d
......................... 0.36 0.26 0.35 0.34 0.27
Net realized and unrealized gains (losses) ........... (1.35) (0.49) 0.67 (0.29) 0.41
Total from investment operations .................... (0.99) (0.23) 1.02 0.05 0.68
Less distributions from:
Net investment income .......................... (0.34) (0.24) (0.34) (0.34) (0.28)
Net asset value, end of year ....................... $9.69 $11.02 $11.49 $10.81 $11.10
Total return
e
................................... (9.03)% (2.09)% 9.57% 0.43% 6.56%
Ratios to average net assets
f
Expenses
g
.................................... 0.88% 0.81% 0.79% 0.80% 0.83%
Net investment income ........................... 3.63% 2.88% 3.10% 3.10% 3.55%
Supplemental data
Net assets, end of year (000’s) ..................... $595,614 $714,052 $618,967 $425,757 $244,196
Portfolio turnover rate ............................ 18.77% 10.19% 9.20% 23.29% 13.91%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.99 $11.47 $10.79 $11.08 $10.70 $10.89
Income from investment operations
b
:
Net investment income
c
............. 0.38 0.26 0.37 0.36 0.40 0.39
Net realized and unrealized gains (losses) (1.35) (0.49) 0.67 (0.29) 0.39 (0.19)
Total from investment operations ........ (0.97) (0.23) 1.04 0.07 0.79 0.20
Less distributions from:
Net investment income .............. (0.35) (0.25) (0.36) (0.36) (0.41) (0.39)
Net asset value, end of year ........... $9.67 $10.99 $11.47 $10.79 $11.08 $10.70
Total return
d
....................... (8.83)% (2.07)% 9.76% 0.58% 7.56% 1.92%
Ratios to average net assets
e
Expenses ......................... 0.72%
f
0.66%
f
0.64%
f
0.65%
f
0.68%
f
0.66%
Net investment income ............... 3.78% 3.04% 3.27% 3.25% 3.70% 3.63%
Supplemental data
Net assets, end of year (000’s) ......... $862,312 $1,166,095 $1,254,701 $1,282,022 $1,386,291 $1,378,169
Portfolio turnover rate ................ 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.08 $11.56 $10.87 $11.17 $10.78 $10.97
Income from investment operations
b
:
Net investment income
c
............. 0.32 0.21 0.30 0.30 0.34 0.33
Net realized and unrealized gains (losses) (1.35) (0.49) 0.69 (0.30) 0.40 (0.19)
Total from investment operations ........ (1.03) (0.28) 0.99 — 0.74 0.14
Less distributions from:
Net investment income .............. (0.30) (0.20) (0.30) (0.30) (0.35) (0.33)
Net asset value, end of year ........... $9.75 $11.08 $11.56 $10.87 $11.17 $10.78
Total return
d
....................... (9.35)% (2.46)% 9.18% (0.04)% 7.01% 1.34%
Ratios to average net assets
e
Expenses ......................... 1.27%
f
1.20%
f
1.19%
f
1.20%
f
1.23%
f
1.21%
Net investment income ............... 3.19% 2.47% 2.69% 2.70% 3.15% 3.08%
Supplemental data
Net assets, end of year (000’s) ......... $118,149 $180,173 $223,652 $253,579 $272,186 $327,022
Portfolio turnover rate ................ 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.03 $11.51 $10.82 $11.12 $10.74 $10.88
Income from investment operations
c
:
Net investment income
d
............. 0.39 0.27 0.38 0.38 0.41 0.35
Net realized and unrealized gains (losses) (1.35) (0.49) 0.68 (0.30) 0.39 (0.15)
Total from investment operations ........ (0.96) (0.22) 1.06 0.08 0.80 0.20
Less distributions from:
Net investment income .............. (0.37) (0.26) (0.37) (0.38) (0.42) (0.34)
Net asset value, end of year ........... $9.70 $11.03 $11.51 $10.82 $11.12 $10.74
Total return
e
....................... (8.76)% (1.96)% 9.97% 0.63% 7.66% 1.84%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.53% 0.52% 0.52% 0.57% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
g,h
0.52%
g
0.51%
g
0.51%
g
0.55%
g
0.53%
Net investment income ............... 3.91% 3.16% 3.37% 3.39% 3.83% 3.76%
Supplemental data
Net assets, end of year (000’s) ......... $44,724 $60,366 $45,216 $26,741 $21,214 $13,004
Portfolio turnover rate ................ 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Period Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.02 $11.50 $10.82 $11.11 $10.73 $10.91
Income from investment operations
b
:
Net investment income
c
............. 0.39 0.27 0.38 0.37 0.41 0.40
Net realized and unrealized gains (losses) (1.36) (0.49) 0.67 (0.29) 0.39 (0.18)
Total from investment operations ........ (0.97) (0.22) 1.05 0.08 0.80 0.22
Less distributions from:
Net investment income .............. (0.36) (0.26) (0.37) (0.37) (0.42) (0.40)
Net asset value, end of year ........... $9.69 $11.02 $11.50 $10.82 $11.11 $10.73
Total return
d
....................... (8.80)% (1.99)% 9.84% 0.68% 7.64% 2.10%
Ratios to average net assets
e
Expenses ......................... 0.62%
f
0.56%
f
0.54%
f
0.55%
f
0.58%
f
0.56%
Net investment income ............... 3.87% 3.13% 3.35% 3.35% 3.80% 3.73%
Supplemental data
Net assets, end of year (000’s) ......... $922,275 $1,186,382 $1,113,278 $903,694 $889,990 $748,355
Portfolio turnover rate ................ 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments, February 28, 2023
Franklin California High Yield Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 2.7%
Commercial Services & Supplies 0.7%
a
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,370,000 $ 1,379,322
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 5,220,000 5,254,018
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 2,875,000 2,894,149
b
22B, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 250,000 250,000
b
22C, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 1,885,000 1,885,000
22X, Senior Secured Note, 144A, 9.5%, 3/31/23 ........................... 2,830,000 2,845,300
b
23A, Senior Secured Note, 144A, 9.5%, 3/31/23 ........................... 1,000,000 1,000,000
23B, Senior Secured Note, 144A, 9.5%, 3/31/23 ........................... 890,000 890,000
16,397,789
Diversified Consumer Services 1.6%
Grand Canyon University , 5.125% , 10/01/28 ...............................
45,335,000 41,594,863
Electric Utilities 0.4%
a
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 9,361,830
Total Corporate Bonds (Cost $71,542,920) ......................................
67,354,482
Municipal Bonds 95.0%
California 86.7%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 13-1, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,400,000 1,415,476
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 850,000 848,129
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 976,975
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,000,000 944,956
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,735,511
California Community College Financing Authority ,
a
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,774,179
a
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... 2,405,000 2,240,250
a
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,050,000 6,657,178
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 227,618
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 6,839,297
a
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 23,409,354
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 19,615,376
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,475,000 4,122,974
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 14,388,582
California County Tobacco Securitization Agency ,
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 125,010,000 20,862,619
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 2,738,351
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,001,677
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,040,500
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,296,267
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,150,238
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 10,375,000 10,440,786
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,104,181
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 4,185,000 4,869,673

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ $ 5,815,000 $ 6,736,818
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,102,088
a
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 216,952
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 471,209
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 598,377
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 7,722,742
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 2,964,589
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 6,217,524
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,132,107
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,292,002
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,485,000 12,747,607
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 53,174 52,555
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,859,309 4,576,481
a
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,594,776
a,c
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,535,008
a
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 7,743,421
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,220,100
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 1,761,010
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 13,908,041
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,018,614
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 506,645
Special Tax, 2021 A, 4%, 9/01/41 ...................................... 660,000 592,954
Special Tax, 2021 B, 4%, 9/01/41 ...................................... 900,000 808,574
Special Tax, 2021 B, 4%, 9/01/46 ...................................... 830,000 720,802
Special Tax, 2021 B, 4%, 9/01/51 ...................................... 750,000 630,627
Special Tax, 2021 C, 4%, 9/01/46 ...................................... 1,300,000 1,135,511
Special Tax, 2021 C, 4%, 9/01/51 ...................................... 1,800,000 1,532,774
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 2,920,000 2,976,268
Special Tax, 2022 B, Refunding, 6.3%, 9/01/52 ............................ 1,205,000 1,249,947
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 4,050,000 4,074,747
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 6,885,000 7,080,028
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 937,715
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,865,390
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,051,544
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,137,789
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,026,123
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 605,536
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,259,305
a
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,053,310
a
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 10,085,322
a
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,520,630
a
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,128,115
a
Capital Christian Center, Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ...... 8,150,000 6,503,314
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,018,904

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... $ 1,200,000 $ 1,217,827
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,541,755
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 4,984,627
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 2,550,000 1,918,532
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 2,585,000 1,900,268
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,508,016
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,505,139
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,056,054
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 3,843,516
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,653,891
Community Facilities District No. 2021-11, Special Tax, 2022, 5%, 9/01/52 ....... 2,500,000 2,468,082
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/42 ....... 1,000,000 1,010,630
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/52 ....... 5,150,000 5,068,778
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 4,350,000 4,488,449
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 98,179
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 195,770
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 102,581
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 52,065
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 135,746
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 353,683
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 959,164
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 941,103
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,185,473
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 9,417,437
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,516,774
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 421,654
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,205,438
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,326,784
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,201,526
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,823,414
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ 3,895,000 4,000,354
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 2,694,671
Eisenhower Medical Center, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......... 5,000,000 5,050,537
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,617,037
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,542,924
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 10,384,380
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,268,331
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,653,789
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 13,956,815
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,195,851
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 22,037,891
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,173,649

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... $ 2,775,000 $ 2,776,107
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,112,011
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,054,573
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,008,945
a
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 519,960
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,001,754
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,661,434
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,630,492
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,045,000 985,847
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,047,252
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,195,643
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,017,187
a
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 450,212
a
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,402,468
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,158,104
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,076,226
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 857,918
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,216,114
a
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 811,190
a
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 175,000
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 650,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 575,000
d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 585,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 21,685,000 21,710,491
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,165,000 848,885
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 3,634,738
California Public Finance Authority ,
a
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,143,516
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,120,781
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,185,000 1,149,606
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ 4,030,000 3,904,671
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 5,199,267
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 15,584,131
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 937,580
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,000,000 1,647,678
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,213,479
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 10,046,848
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 400,416
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 2,079,934
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,552,819
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,014,892

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ $ 1,100,000 $ 1,100,502
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,016,377
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Pre-Refunded, 5%,
8/01/41 ........................................................ 190,000 198,477
a
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 1,999,870
a
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 2,002,681
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,519,978
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,657,565
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 508,856
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,550,525
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 915,558
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,525,295
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 218,385
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,166,826
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 2,000,000 2,014,266
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,772,060
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,567,234
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,491,533
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,016,035
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,728,296
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 231,180
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 409,633
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 543,661
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,152,823
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 625,000 589,845
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 1,972,765
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 2,826,841
a
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 7,110,011
a
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,223,455
a
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,682,641
a
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,509,909
a
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,024,795
a
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,308,859
a
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 1,964,430
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 316,961
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 764,274
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,102,892
a
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.375%, 6/01/52 ................................................. 1,250,000 1,276,585
a
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.5%, 6/01/62 ................................................... 1,500,000 1,529,822
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/31 ............ 1,000,000 932,329
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/36 ............ 1,670,000 1,465,166
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/51 ............ 16,730,000 12,601,896
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/55 ............ 1,400,000 1,030,938
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,500,000 1,501,031
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 1,922,668
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,767,842
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,174,305

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... $ 750,000 $ 729,820
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 777,343
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 905,726
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 316,051
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 344,750
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,554,329
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 245,447
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 498,339
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 609,205
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 940,218
a
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,501,168
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,257,384
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,063,737
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,274,606
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,305,000 1,306,785
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,970,000 2,030,710
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,455,000 2,485,178
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,363,159
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,549,590
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,405,000 4,538,930
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,221,895
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,797,557
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,855,025
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,781,694
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,665,224
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 5,765,000 5,963,485
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,688,191
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,665,344
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 963,537
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,074,450
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 874,025
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,284,978
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 765,988
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,009,555
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 500,517
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 577,952
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 995,000 854,507
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,280,000 2,583,593
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 2,925,371
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 4,269,429
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,500,000 2,217,932
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,700,000 3,072,170
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,375,000 2,755,029
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,652,513
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 2,996,697
Special Assessment, 2022 B, 5%, 9/02/52 ............................... 3,000,000 2,903,840
Special Assessment, 2022 C, 5.375%, 9/02/52 ............................ 2,000,000 1,951,179
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 720,001
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 921,675
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,046,412
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,840,438

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. $ 115,000 $ 115,293
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,584,207
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,079,136
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,153,316
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,839,184
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,655,337
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,517,123
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 717,988
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,263,758
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,860,000 10,969,581
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,273,157
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,042,909
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 3,468,659
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 3,260,280
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,500,000 7,564,009
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,710,000 1,762,668
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,026,141
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 499,326
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 653,369
Community Facilities District No. 2022-07 Improvement Area No. 1, Special Tax,
2023, 5%, 9/01/53 ................................................ 1,485,000 1,409,653
Enloe Medical Center Obligated Group, Revenue, 2015, Pre-Refunded, California
Mortgage Insured, 5%, 8/15/38 ...................................... 6,000,000 6,355,718
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,349,765
a
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 11,872,548
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 369,584
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 919,135
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,192,692
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 45,755,000 43,144,590
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 6,250,000 6,144,939
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,287,389
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,083,878
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,011,118
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,037,832
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,291,998
a
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,380,854
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/37 .................................................... 385,000 389,347
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/52 .................................................... 2,000,000 1,892,755
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 B,
5%, 9/01/52 .................................................... 1,000,000 946,378
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,678,285
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,563,499

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Chula Vista , Community Facilities District No. 06-I Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... $ 900,000 $ 920,218
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2018 A , 5% , 9/01/38 ...................................... 1,200,000 1,236,461
City of Dixon ,
Community Facilities District No. 2013-1 Parklane, Special Tax, 2019, 5%, 9/01/49 . 2,400,000 2,430,312
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 364,826
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 1,000,000 1,012,682
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,054,662
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,292,205
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,519,105
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,654,069
City of Fontana , Community Facilities District No. 81 , Special Tax , 2018 , 4% , 9/01/43
1,000,000 891,124
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,081,654
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,454,987
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,009,702
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,509,000
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 2,762,121
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 5,000,000 5,100,137
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,321,687
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,775,096
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,332,935
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,541,544
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,525,886
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,178,039
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 3,788,884
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,019,788
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 506,878
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,500,000 4,290,109
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,000,000 2,829,727
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 406,845
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,204,051
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1, Special
Tax, 2022, 5.25%, 9/01/52 .......................................... 2,000,000 2,005,335
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,213,024
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,259,388
City of Roseville ,
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,660,000 1,402,414
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 647,220
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,764,946

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ $ 1,265,000 $ 1,330,194
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 6,573,645
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 2,007,975
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,582,097
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 519,984
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 389,204
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 845,295
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 455,690
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 510,259
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 583,545
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 330,078
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 361,184
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 3,870,000 3,923,192
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 432,253
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 509,518
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,113,891
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,894,332
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,645,545
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 3,856,473
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,154,314
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,029,704
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,274,060
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/41 1,000,000 868,498
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 314,265
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 733,345
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 1,924,598
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 2,725,000 2,746,380
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,765,170
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,463,018

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. $ 555,000 $ 534,980
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 9,967,293
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 445,000 451,400
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,568,168
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,618,094
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/44 ......................................................... 1,470,000 1,496,083
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,003,111
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,807,315
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,053,801
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... 6,295,000 5,425,974
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,499,474
a
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,980,000 11,358,869
a
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 28,997,619
a
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,690,000 7,286,256
a
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 17,634,727
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 3,518,941
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,178,025
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 514,373
Cotati-Rohnert Park Unified School District , GO , A , Pre-Refunded , BAM Insured , 5% ,
8/01/45 ......................................................... 4,000,000 4,183,214
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 2,850,000 2,881,166
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 4,350,000 4,397,281
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1, Special Tax, 2021-
1, 5.875%, 9/01/53 ............................................... 1,100,000 1,084,066
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2021-
1, 5.75%, 9/01/53 ................................................ 3,080,000 3,036,927
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2021-
1, 5.875%, 9/01/53 ............................................... 1,100,000 1,084,065
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,011,559
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,007,979
a
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 13,916,470
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,425,042
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 7,042,196
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 20,669,832

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ $ 4,375,000 $ 4,378,246
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,932,858
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
11,205,000 8,319,065
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,589,466
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 4,532,862
Special Tax, 2019, 5%, 9/01/39 ....................................... 6,865,000 7,094,109
Special Tax, 2019, 5%, 9/01/44 ....................................... 3,425,000 3,477,994
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 1,924,004
a
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .. 1,245,000 1,030,516
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4.5%, 9/01/51 2,500,000 2,101,087
e,f
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 135,033,571 9,423,993
a
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 121,529,931 18,010,736
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,249,167
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 1,816,606
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 554,248
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 867,152
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,673,274
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 300,000 251,241
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,131,376
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 29,222,737
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 21,828,648
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 14,077,681
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 12,741,182
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 41,479,000 37,630,462
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 4,708,807
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,280,972
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,581,196
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,514,291
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,510,050
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 2,987,912
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,795,037
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 5,659,698
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,037,764
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,850,240
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,795,622
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,088,845
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,063,378
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,953,175
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... 1,135,000 1,162,416
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,601,007
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,045,078

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ $ 700,000 $ 711,573
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,016,533
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,511,897
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,010,926
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,009,951
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 4,000,000 4,039,803
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,258,688
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,168,192
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,046,236
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 2,832,207
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,083,650
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,051,785
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 790,521
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 8,655,670
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,021,741
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,082,605
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,086,976
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,696,168
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,155,000 1,164,226
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 810,851
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,042,737
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 5,928,688
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,872,293
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,591,812
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 4,620,493
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 6,383,280
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 8,038,281
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,016,627
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,515,267
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,193,790
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,238,483
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 885,015
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,022,667
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 38,531,778
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,329,108
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,578,524
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 4,689,733

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
$ 6,600,000 $ 8,166,063
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,300,374
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,538,142
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 4,957,438
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/42 ........................................................ 2,730,000 2,794,110
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/47 ........................................................ 11,550,000 11,721,675
Palomar Health ,
Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/39 .................. 12,190,000 12,317,646
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 4,571,330
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 5,187,220
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,040,036
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,535,501
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,940,000 1,955,927
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 3,989,666
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 3,774,199
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,201,482
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,378,616
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 5,691,455
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 15,090,165
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,700,160
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,019,205
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,194,127
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,084,591
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 2.75%,
9/01/40 ........................................................ 2,080,000 1,482,744
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/45 2,905,000 2,392,888
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 705,476
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 744,813
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,250,000 1,053,723
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,226,831
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 3,358,318
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 3,343,311

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... $ 1,500,000 $ 1,529,234
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 2,812,345
Riverside Public Financing Authority , Loc Measure A Sales Tax , COP , 2013 , AGMC
Insured , 5% , 6/01/33 ............................................... 4,280,000 4,295,359
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,506,360
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,783,163
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,039,254
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,282,410
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,163,750
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 7,150,502
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 4,425,162
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 3,941,173
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 4,733,650
San Diego Unified School District ,
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 22,464,629
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 4,997,875
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 9,751,282
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,800,655
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 10,000,000 10,276,415
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 10,184,220
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 34,520,000 35,128,308
San Francisco City & County Redevelopment Agency Successor Agency ,
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/23 .......................... 1,000,000 985,970
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,569,148
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 4,024,061
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 6,095,237
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn., 8/01/43 ...... 10,000,000 3,040,147
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,566,767
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 17,433,399
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 35,060,631
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 16,685,429
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 11,925,000 11,978,809
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 98,070,000 98,285,519
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn., 8/01/36 ...........
8,000,000 10,027,712
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 2,897,639
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 9,650,441
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,297,772
Saugus/Hart School Facilities Financing Authority , Community Facilities District No.
2006-1 , Special Tax , 2016 , Refunding , 5% , 9/01/41 ........................ 2,485,000 2,509,953
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,365,000 1,379,741
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,375,000 3,400,540

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
$ 15,015,000 $ 3,908,134
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 11,306,280
Stockton Community Facilities District , County of Stockton Community Facilities District
No. 2018-2 , Special Tax , 2020 , 4% , 9/01/40 .............................. 1,580,000 1,411,719
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,868,367
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 4,687,587
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 4,058,635
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 1,849,076
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 3,991,292
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 10,305,000 10,445,550
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,252,912
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/33 ........................................................ 1,610,000 1,698,669
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/38 ........................................................ 2,385,000 2,455,305
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/43 ........................................................ 3,000,000 3,054,247
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/48 ........................................................ 8,990,000 9,098,828
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2019, 5%,
9/01/44 ........................................................ 2,100,000 2,120,013
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,011,299
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 857,230
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 569,512
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,830,943
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,141,237
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 1,955,000 1,895,529
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,627,218
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 1,000,000 1,031,697
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 758,493
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,007,042
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,297,962
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,028,806
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,135,000 2,140,829
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,520,367
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,875,647
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,742,731

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ $ 360,000 $ 309,708
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 420,210
2,204,085,754
Florida 0.3%
a,c
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 144A,
2022 A , Refunding , Mandatory Put , 7.25% , 10/03/23 ....................... 7,250,000 7,273,175
Texas 0.4%
a
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,000,000 9,177,935
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 5,500,000 5,416,289
Wisconsin 0.6%
a
Public Finance Authority ,
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 7,000,000 6,499,287
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 6,300,000 6,300,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 6,000,000 3,547,622
16,346,909
U.S. Territories 6.8%
Guam 1.1%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,007,748
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,613,753
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 1,700,000 1,735,532
Revenue, 2017, Refunding, 5%, 7/01/40 ................................. 9,885,000 9,989,562
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,872,725
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 240,165
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 3,125,000 2,789,003
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 3,000,000 3,179,324
27,427,812
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
3,885,000 3,749,149
Puerto Rico 5.6%
Commonwealth of Puerto Rico ,
f
GO, FRN, Zero Cpn., 11/01/43 ........................................ 3,474,337 1,498,308
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 409,759 410,950
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 817,244 829,772
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 836,587
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 831,280
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 814,536
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 657,529
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 577,731
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 484,135
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 635,803
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 12,980,121
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 244,159 229,166
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 944,324 538,049

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
$ 19,457,498 $ 16,344,298
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,424,948 1,427,011
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 3,300,000 3,336,265
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 330,000 332,939
Puerto Rico Electric Power Authority ,
d
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 1,284,368
d
Revenue, 2012 A, 5%, 7/01/29 ........................................ 10,000,000 6,950,000
d
Revenue, 2013 A, 7%, 7/01/33 ........................................ 25,000,000 18,000,000
d
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 11,735,000 8,449,200
d
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 3,612,500
d
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 1,601,766 1,163,282
d
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 1,601,765 1,163,282
d
Revenue, E-2, 10%, 7/01/21 ......................................... 1,768,493 1,284,368
d
Revenue, E-3, 10%, 1/01/22 ......................................... 600,000 435,750
d
Revenue, E-4, 10%, 7/01/22 ......................................... 600,000 435,750
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,804,670
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 157,528 146,107
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 102,372 63,983
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 175,116 97,219
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,000,000 4,062,497
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 93,387
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 10,500,000 9,412,012
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 8,695,000 8,067,221
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 67,945,000 12,819,863
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,463,000 10,416,454
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 12,300,000 10,994,520
143,520,913
Total U.S. Territories .................................................................... 174,697,874
Total Municipal Bonds (Cost $2,517,786,667) ...................................
2,416,997,936
Total Long Term Investments (Cost $2,589,329,587) .............................
2,484,352,418
a
a a a a

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 1.2%
a a
Principal
Amount
a
Value
Municipal Bonds 1.2%
California 1.2%
g
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 1.55% , 10/01/41 .................................. $ 1,000,000 $ 1,000,000
g
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 1.65% , 7/01/36 ........................... 23,000,000 23,000,000
g
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 1.55% , 5/15/48 ..
6,300,000 6,300,000
30,300,000
Total Municipal Bonds (Cost $30,300,000) ......................................
30,300,000
Total Short Term Investments (Cost $30,300,000 ) ................................
30,300,000
a
Total Investments (Cost $2,619,629,587) 98.9% ..................................
$2,514,652,418
Other Assets, less Liabilities 1.1% .............................................
28,421,424
Net Assets 100.0% ...........................................................
$2,543,073,842
See Abbreviations on page 44 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $632,087,449, representing 24.9% of net assets.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
The maturity date shown represents the mandatory put date.
d
See Note 7 regarding credit risk and defaulted securities.
e
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
f
The coupon rate shown represents the rate at period end.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,619,629,587
Value - Unaffiliated issuers .................................................................. $2,514,652,418
Cash .................................................................................... 2,323,724
Receivables:
Investment securities sold ................................................................... 1,779,148
Capital shares sold ........................................................................ 1,192,799
Interest ................................................................................. 30,734,205
Total assets .......................................................................... 2,550,682,294
Liabilities:
Payables:
Capital shares redeemed ................................................................... 4,571,167
Management fees ......................................................................... 925,959
Distribution fees .......................................................................... 244,422
Transfer agent fees ........................................................................ 541,418
Trustees' fees and expenses ................................................................. 4,006
Distributions to shareholders ................................................................. 1,175,395
Accrued expenses and other liabilities ........................................................... 146,085
Total liabilities ......................................................................... 7,608,452
Net assets, at value ................................................................. $2,543,073,842
Net assets consist of:
Paid-in capital ............................................................................. $2,790,291,958
Total distributable earnings (losses) ............................................................. (247,218,116)
Net assets, at value ................................................................. $2,543,073,842

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $595,613,556
Shares outstanding ........................................................................ 61,472,482
Net asset value per share
a
.................................................................. $9.69
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.07
Class A1:
Net assets, at value ....................................................................... $862,311,931
Shares outstanding ........................................................................ 89,171,158
Net asset value per share
a
.................................................................. $9.67
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.05
Class C:
Net assets, at value ....................................................................... $118,149,025
Shares outstanding ........................................................................ 12,123,640
Net asset value and maximum offering price per share
a
............................................. $9.75
Class R6:
Net assets, at value ....................................................................... $44,724,458
Shares outstanding ........................................................................ 4,609,561
Net asset value and maximum offering price per share ............................................. $9.70
Advisor Class:
Net assets, at value ....................................................................... $922,274,872
Shares outstanding ........................................................................ 95,161,112
Net asset value and maximum offering price per share ............................................. $9.69
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the year ended February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $124,461,449
Expenses:
Management fees (Note 3 a ) ................................................................... 12,704,391
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,557,089
    Class A1 ............................................................................... 962,560
    Class C ................................................................................ 905,318
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 447,191
    Class A1 ............................................................................... 691,027
    Class C ................................................................................ 99,984
    Class R6 ............................................................................... 18,517
    Advisor Class ............................................................................ 710,383
Custodian fees (Note 4 ) ...................................................................... 15,608
Reports to shareholders fees .................................................................. 54,667
Registration and filing fees .................................................................... 75,774
Professional fees ........................................................................... 136,531
Trustees' fees and expenses .................................................................. 35,657
Federal and state income taxes ................................................................ 2,023,125
Other .................................................................................... 225,294
Total expenses ......................................................................... 20,663,116
Expense reductions (Note 4 ) ............................................................... (13,868)
Expenses waived/paid by affiliates (Not e 3f) .................................................... (1,056)
Net expenses ......................................................................... 20,648,192
Net investment income ................................................................ 103,813,257
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (33,696,950)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (361,371,540)
Net realized and unrealized gain (loss) ............................................................ (395,068,490)
Net increase (decrease) in net assets resulting from operations .......................................... $(291,255,233)

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California High Yield Municipal Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
a
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $103,813,257 $75,975,092 $98,385,111
Net realized gain (loss) .............................. (33,696,950) (4,994,860) 4,488,516
Net change in unrealized appreciation (depreciation) ........ (361,371,540) (144,665,316) 180,246,844
Net increase (decrease) in net assets resulting from
operations ................................... (291,255,233) (73,685,084) 283,120,471
Distributions to shareholders:
Class A .......................................... (21,014,848) (14,368,059) (16,106,026)
Class A1 ......................................... (33,923,707) (26,936,818) (40,737,185)
Class C .......................................... (4,093,810) (3,543,177) (6,218,059)
Class R6 ......................................... (1,868,805) (1,296,688) (1,074,605)
Advisor Class ..................................... (35,859,190) (26,489,741) (33,172,717)
Total distributions to shareholders ....................... (96,760,360) (72,634,483) (97,308,592)
Capital share transactions: (Note 2 )
Class A .......................................... (33,313,837) 126,994,699 162,703,393
Class A1 ......................................... (168,375,188) (36,920,658) (106,323,113)
Class C .......................................... (41,717,997) (35,548,107) (44,827,945)
Class R6 ......................................... (8,512,643) 17,826,731 16,640,109
Advisor Class ..................................... (124,058,309) 125,220,782 150,016,195
Total capital share transactions ......................... (375,977,974) 197,573,447 178,208,639
Net increase (decrease) in net assets ................ (763,993,567) 51,253,880 364,020,518
Net assets:
Beginning of year .................................... 3,307,067,409 3,255,813,529 2,891,793,011
End of year ........................................ $2,543,073,842 $3,307,067,409 $3,255,813,529
a
For the period June 1, 2021 to February 28, 2022.

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company , consisting
of one fund, Franklin California High Yield Municipal Fund
(Fund) . The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standard s Codification Topic 946, Financial
Services – Inve stment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946 . The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class . Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Subsequent to May 31, 2021, the Fund’s fiscal year end
changed to February 28.
The following summarizes t he Fund’s significant accounting
policies .
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statement of
Operations represents taxes on taxable income earned by
the Fund not distributed to shareholders, and therefore are
paid on their behalf by the Fund.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income Taxes
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
February 28, 2023
Shares Amount
Class A Shares:
Shares sold
a
................................... 25,398,675 $253,367,020
Shares issued in reinvestment of distributions .......... 1,851,320 18,342,668
Shares redeemed ............................... (30,605,430) (305,023,525)
Net increase (decrease) .......................... (3,355,435) $(33,313,837)
Class A1 Shares:
Shares sold ................................... 6,869,264 $68,433,576
Shares issued in reinvestment of distributions .......... 2,888,030 28,598,592
Shares redeemed ............................... (26,662,324) (265,407,356)
Net increase (decrease) .......................... (16,905,030) $(168,375,188)
Class C Shares:
Shares sold ................................... 1,325,762 $13,286,007
Shares issued in reinvestment of distributions .......... 384,830 3,841,247
Shares redeemed
a
.............................. (5,850,032) (58,845,251)
Net increase (decrease) .......................... (4,139,440) $(41,717,997)
Class R6 Shares:
Shares sold ................................... 2,259,339 $22,622,077
Shares issued in reinvestment of distributions .......... 148,373 1,472,106
Shares redeemed ............................... (3,270,998) (32,606,826)
Net increase (decrease) .......................... (863,286) $(8,512,643)
Advisor Class Shares:
Shares sold ................................... 79,590,057 $793,204,876
Shares issued in reinvestment of distributions .......... 2,904,964 28,821,108
Shares redeemed ............................... (95,009,029) (946,084,293)
Net increase (decrease) .......................... (12,514,008) $(124,058,309)
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 19,079,730 $218,660,111 21,760,785 $244,893,970
Shares issued in reinvestment of distributions .......... 1,082,993 12,336,511 1,202,763 13,544,506
Shares redeemed ............................... (9,181,585) (104,001,923) (8,507,539) (95,735,083)
Net increase (decrease) .......................... 10,981,138 $126,994,699 14,456,009 $162,703,393

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 4,157,830 $47,593,990 9,548,284 $107,177,683
Shares issued in reinvestment of distributions .......... 2,030,468 23,104,504 3,056,285 34,312,254
Shares redeemed ............................... (9,477,231) (107,619,152) (22,083,505) (247,813,050)
Net increase (decrease) .......................... (3,288,933) $(36,920,658) (9,478,936) $(106,323,113)
Class C Shares:
Shares sold ................................... 1,629,237 $18,827,328 2,578,272 $29,197,094
Shares issued in reinvestment of distributions .......... 293,501 3,368,105 496,008 5,610,813
Shares redeemed
a
.............................. (5,003,937) (57,743,540) (7,055,461) (79,635,852)
Net increase (decrease) .......................... (3,081,199) $(35,548,107) (3,981,181) $(44,827,945)
Class R6 Shares:
Shares sold ................................... 2,223,594 $25,583,745 2,372,612 $26,871,853
Shares issued in reinvestment of distributions .......... 80,939 922,963 81,476 918,581
Shares redeemed ............................... (759,681) (8,679,977) (996,498) (11,150,325)
Net increase (decrease) .......................... 1,544,852 $17,826,731 1,457,590 $16,640,109
Advisor Class Shares:
Shares sold ................................... 23,866,103 $272,922,712 31,248,775 $352,380,497
Shares issued in reinvestment of distributions .......... 1,845,042 21,029,168 2,232,963 25,149,727
Shares redeemed ............................... (14,851,620) (168,731,098) (20,224,098) (227,514,029)
Net increase (decrease) .......................... 10,859,525 $125,220,782 13,257,640 $150,016,195
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period June 1, 2021 to February 28, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended February 28, 2023, the gross effective investment management fee rate was 0.460% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2023, the Fund paid transfer agent fees of $1,967,102, of which $686,216 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2023, these purchase and sale transactions aggregated $241,474,939 and $239,201,673, respectively, with net realized losses of
$5,460,069.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 28, 2023, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,348
CDSC retained .............................................................................. $351,866
3. Transactions with Affiliates
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 28, 2023 and 2022 and year ended May 31, 2021, was as follows:
At February 28, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2023, aggregated
$507,585,004  and $855,896,360, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $100,421,774
Long term ................................................................................ 42,389,828
Total capital loss carryforwards ............................................................... $142,811,602
2023 2022
Distributions paid from:
Ordinary income .......................................................... $850,165 —
Tax exempt income ........................................................ 95,910,195 $72,634,483
$96,760,360 $72,634,483
2021
Distributions paid from:
Tax exempt income ........................................................ $97,308,592
Cost of investments .......................................................................... $2,626,692,875
Unrealized appreciation ........................................................................ $89,239,443
Unrealized depreciation ........................................................................ (201,279,900)
Net unrealized appreciation (depreciation) .......................................................... $(112,040,457)
Distributable earnings:
Undistributed tax exempt income ................................................................. $9,296,366

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
7. Credit Risk and Defaulted Securities
At February 28, 2023, the Fund had 38.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2023, the aggregate value of these securities was $44,763,500 representing 1.8% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2023, the Fund did not use the Global Credit Facility.

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ 13,262,789 $ 3,135,000 $ 16,397,789
Diversified Consumer Services ............ — 41,594,863 — 41,594,863
Electric Utilities ........................ — 9,361,830 — 9,361,830
Municipal Bonds ......................... — 2,416,997,936 — 2,416,997,936
Short Term Investments ................... — 30,300,000 — 30,300,000
Total Investments in Securities ........... $— $2,511,517,418 $3,135,000 $2,514,652,418
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.

Franklin Municipal Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Municipal Securities Trust and Shareholders of Franklin California High Yield Municipal
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California High Yield Municipal Fund (the “Fund”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statement of changes in net assets for the year ended February 28, 2023, the period June
1, 2021 through February 28, 2022 and year ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year ended February 28, 2023, the changes in its net assets for the year ended February 28, 2023, the period June 1, 2021 through February 28, 2022 and year ended May 31, 2021, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Municipal Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the period ended February 28, 2023:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $95,910,195

Franklin Municipal Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc.; and officer of certain funds in the Franklin Templeton/Legg
Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President
since 2011
and Co-
Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN A 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California High Yield Municipal Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $40,504 for the fiscal year ended February 28, 2023 and $40,689 for the fiscal year ended February 28, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 28, 2023, and $0 for the fiscal year ended February 28, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended February 28, 2023 and $1,491 for the fiscal year ended February 28, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $245,711 for the fiscal year ended February 28, 2023 and $73,743 for the fiscal year ended February 28, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA survey, professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $315,711 for the fiscal year ended February 28, 2023 and $75,234 for the fiscal year ended February 28, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date
April 26, 2023